Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Summary of Significant Accounting Policies
Short-term lease, lease term	12 months
short-term lease, expense	$ 88,472	$ 90,748
Amortization of lease expenses	$ 146,597
Server hardware
Summary of Significant Accounting Policies
Estimated useful lives of property and equipment	5 years
Vehicles
Summary of Significant Accounting Policies
Estimated useful lives of property and equipment	5 years